Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1-31-2015	PAGE 1

A.	DATES

				Begin	End	# days
1	Determination Date				2/18/2015
2	Payment Date				2/20/2015
3	Collection Period			12/28/2014	1/31/2015	35
4	Monthly Interest Period - Actual/360			1/20/2015	2/19/2015	31
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	281,000,000.00	—	—	—	—
7	Class A-2 Notes	381,000,000.00	—	—	—	—
8	Class A-3 Notes	376,000,000.00	213,381,551.24	26,742,726.14	186,638,825.10	0.4963799
9	Class A-4 Notes	212,000,000.00	212,000,000.00	—	212,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$425,381,551.24	$26,742,726.14	$398,638,825.10

11	Overcollateralization	38,729,680.92	38,729,680.92		38,729,680.92

12	Adjusted Pool Balance	$1,288,729,680.92	$464,111,232.16	$26,742,726.14	$437,368,506.02

13	YSOC	31,960,488.63	9,335,458.33		8,779,983.39

14	Net Pool Balance	$1,320,690,169.55	$473,446,690.49	$26,742,726.14	$446,148,489.41

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.33000%	—	—	—	—
17	Class A-3 Notes	0.46000%	81,796.26	0.2175432	26,824,522.40	71.3418149
18	Class A-4 Notes	0.66000%	116,600.00	0.5500000	116,600.00	0.5500000

	Total Securities		198,396.26		26,941,122.40

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					14,936,892.75
20	Scheduled Interest Payments Received					1,056,970.20
21	Prepayments of Principal Received					2,414,844.72
22	Liquidation Proceeds					9,669,818.14
23	Recoveries Received					114,428.83
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					28,192,954.64

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					386.65

28	Total Available Funds, prior to Servicer Advances					28,193,341.29

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					28,193,341.29

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					28,193,341.29

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					394,538.91
35	Class A Noteholder Interest (Item 50)					198,396.26
36	Principal Distribution Amount (Item 75)					26,742,726.14
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					857,679.98

		Due	Shortfall	Paid
	Distribution Detail:
41	Servicing Fees	394,538.91	—	394,538.91

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	81,796.26	—	81,796.26
45	Class A-4 Interest	116,600.00	—	116,600.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Note holder Interest	198,396.26	—	198,396.26

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			464,111,232.16
52	Beginning Net Pool Balance		473,446,690.49
53	Receipts of Scheduled Principal		(14,936,892.75)
54	Receipts of Prepaid Principal		(2,414,844.72)
55	Liquidation Proceeds		(9,669,818.14)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(276,645.47)

59	Ending Net Pool Balance		446,148,489.41
60	Yield Supplement Overcollateralization Amount		8,779,983.39

61	Adjusted Pool Balance		437,368,506.02
62	Less: Adjusted Pool Balance - End of Collection Period			437,368,506.02

63	Calculated Principal Distribution Amount			26,742,726.14

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			28,193,341.29
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			394,538.91
67	Less: Interest Paid to Noteholders (Item 35)			198,396.26
68	Less: Calculated Principal Distribution (Item 63)			26,742,726.14

69	Equals: Remaining Available Funds before Servicer Advance			857,679.98
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			857,679.98
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63—Available Funds Shortfall + Reserve Account Draw Amt)			26,742,726.14

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,648.40, and (b) the aggregate note balance)			6,443,648.40
81	Initial Reserve Account Balance			1,288,729.68
82	Beginning Reserve Account Balance			6,443,648.40
83	Plus: Net Investment Income for the Collection Period			386.65

84	Subtotal: Reserve Fund Available for Distribution			6,444,035.05
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,444,035.05
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			386.65

89	Equals: Ending Reserve Account Balance			6,443,648.40

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

			Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance		1,320,690,170	446,148,489
92	Number of Current Contracts		58,267	36,416
93	Weighted Average Loan Rate		2.50%	2.32%
94	Average Remaining Term		58.4	31.9
95	Average Original Term		63.17	64.5
96	Monthly Prepayment Rate			1.45%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		16	277,171.47
98	Liquidation Proceeds on Related Vehicles			526.00
99	Recoveries Received on Receivables Previously Charged Off			114,428.83

100	Net Principal Losses for Current Collection Period		16	162,216.64

101	Beginning Net Principal Losses		423	4,355,472.67
102	Net Principal Losses for Current Collection Period		16	162,216.64

103	Cumulative Net Principal Losses		439	4,517,689.31

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,320,690,169.55)			0.34%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile—End of Period:
105	Current	99.15%	36,159	442,376,288.10
106	31 - 60 Days Delinquent	0.73%	222	3,256,655.30
107	61 - 90 Days Delinquent	0.12%	35	515,546.01

108	Total	100.00%	36,416	446,148,489.41

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month